CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net profit (loss) for the period	$ 6,725	$ 1,513	$ 6,514	$ (3,978)	$ (5,975)
Adjustments for:
Amortization and depreciation	6,907	5,539	11,657	9,685	7,759
Income taxes expenses	1,069	426	1,443	1,243	586
Income taxes paid	(346)	(214)	(606)	(461)	(376)
Interest expenses with respect to lease liability	96	337	672	366	0
Interest expenses with respect to funding from related parties	2,414	2,053	4,343	3,792	2,309
Interest paid	(820)	(328)	(684)	(645)	(223)
Other finance expenses, net	235	460	726	329	202
Payments with respect to IP Option	239	369	478	825	0
Share-based compensation	540	523	969	615	0
The Company' share in profits (losses) of Joint Venture	(6,523)	676	(1,393)	3,924	1,898
Initial public offering expenses			2,430	0	0
Decrease in trade receivables	129	510	(1,286)	(304)	(1,683)
Decrease (increase) in prepaid expenses and other receivables	(866)	53	(541)	(397)	(136)
Decrease (increase) in Aspire Group	(731)	211	240	(152)	(42)
Increase (decrease) in amounts due from the Michigan Joint Operation and NPI	365	(3,098)	(2,942)	(60)	498
Decrease in trade and other payables	(1,314)	(193)	1,411	(460)	(68)
Increase (decrease) in employees' related payables and accruals	679	(21)	979	731	587
Accrued severance pay, net	30	3	108	(13)	42
Total adjustments	2,103	7,306	18,004	19,018	11,353
Net cash generated from operating activities	8,828	8,819	24,518	15,040	5,378
Cash flows from investing activities:
Purchase of property and equipment	(316)	(199)	(928)	(756)	(392)
Capitalized development costs	(7,901)	(6,082)	(13,128)	(11,454)	(8,033)
Restricted deposit - Joint Venture	0	(1,182)	(1,773)	(853)	(1,147)
Changes in deposits	5	136	112	(147)	0
Proceeds from (funding to) the Joint Venture	6,599	(91)	3,021	(4,214)	(2,149)
Net cash used in investing activities	(1,613)	(7,418)	(12,696)	(17,424)	(11,721)
Cash flows from Financing activities:
Loans from William Hill			2,500	6,500	6,000
Repayment of loan from William Hill	(1,500)	0	(2,500)	0	0
Repayments for lease liabilities	(818)	(702)	(1,455)	(1,334)	0
Exercise of employee options	731	0	4	0	0
Issuance of shares, net of issuance costs and other initial public offering expenses			43,380	0	0
Net cash generated from (used in) financing activities	(1,587)	(702)	41,929	5,166	6,000
Net increase in cash and cash equivalents	5,628	699	53,751	2,782	(343)
Cash and cash equivalents at the beginning of the period	59,767	6,016	6,016	3,234	3,577
Cash and cash equivalents at the end of the period	$ 65,395	$ 6,715	$ 59,767	$ 6,016	$ 3,234